Derivative Instruments And Hedging Activities (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Forward Contract Indexed to Issuer's Equity [Line Items]
Derivative, Notional Amount	$ 59,116	$ 81,200
Cash Collateral Placed with Counterparties	103	221
Cash and securities collateral placed with counterparties	86	15
Non-derivative Cash Collateral Received from Counterparties Associated with the Repurchase Agreements.	21
Non-derivative collateral placed with counterparties			$ 18
Cash collateral received from counterparties	82	71
noncash collateral received	$ 7	$ 15